N-2 - USD ($)		12 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001649363
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		ABS Long/Short Strategies Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024		For the Year Ended April 30, 2023		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Net asset value, beginning of period	$98.4965		$93.4653		$110.1873		$124.5171	$100.5382
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment income (loss)	(1.1758)		(0.7372)		1.5002		(0.3601)	(0.2407)
Net realized and unrealized gain (loss) on investments	7.2576		11.5535		(1.2871)		(6.8055)	26.4186
Net Increase (Decrease) in Shareholders’ Capital from Operations	6.0818		10.8163		0.2131		(7.1656)	26.1779
Less Distributions:
From net investment income	(9.4631)		(5.7851)		(4.2868)		(4.3080)	(2.1990)
From net realized gains	(1.2822)		—		(12.6483)		(2.8562)	—
Total distributions	(10.7453)		(5.7851)		(16.9351)		(7.1642)	(2.1990)

Net asset value, end of period	$93.8330		$98.4965		$93.4653		$110.1873	$124.5171

Total Return(1)	5.91%		11.87%		0.52%		(6.12)%	26.10%

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$221,584		$234,181		$215,272		$212,704	$216,575

Net investment loss to average Shareholders’ Capital(2)	(1.16)%		(1.18)%		(1.11)%		(1.10)%	(1.09)%
Ratio of gross expenses to average Shareholders’ Capital(2)(3)	1.29	%(4)	1.31	%(4)	1.26	%(4)	1.25%	1.28%
Ratio of expense waiver to average Shareholders’ Capital(2)	(0.12)%		(0.13)%		(0.15)%		(0.15)%	(0.18)%
Ratio of net expenses to average Shareholders’ Capital(2)	1.17	%(4)	1.18	%(4)	1.11	%(4)	1.10%	1.10%
Portfolio Turnover	7%		19%		14%		13%	26%

Senior Securities
Total borrowings (000s)	$—		$—		$—		$—	$—
Asset coverage per $1,000 unit of senior indebtedness(5)	$—		$—		$—		$—	$—
Asset coverage ratio of senior securities	N/A		N/A		N/A		N/A	N/A

____________

(1)      Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any. Total Return would have been lower had expenses not been waived or absorbed by the Adviser.

(2)      The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(3)      Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(4)      If the third-party Chief Compliance Officer fees and line of credit fees and expenses had been excluded, the expense ratios would have been lowered by 0.07% for the year ended April 30, 2025, 0.08% for the year ended April 30, 2024, and 0.01% for the year ended April 30, 2023.

(5)      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount
Senior Securities Coverage per Unit	[1]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g., U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

Risk Factors [Table Text Block]

13. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, tariffs and trade wars, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

NAV Per Share		$ 93.83
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

8. capital stock

The Fund is offering Founders’ Shares, Institutional Shares and A Shares on a continuous basis. Founders’ Shares and Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. A Shares are offered at their net asset (“NAV”) per Share, plus a sales load of up to 5%, as of the first Fund business day (“Business Day”) of each month. A Shares have not commenced operations and are not currently offered for sale. “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. Amounts received from investors as potential investments in the Fund are held in an escrow account at the Fund’s custodian pending the admission of investors as Shareholders of the Fund. Investors will not receive any interest on funds held in the escrow account. As of April 30, 2025, $250,000 was held in escrow and is included within “Cash held in escrow for subscriptions received in advance” on the Statement of Assets, Liabilities and Shareholders’ Capital.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

Each shareholder who has tendered all of its Shares and such Shares have been accepted for purchase by the Fund in a repurchase offer will receive cash in an amount not less than 95% of the unaudited Net Asset Value of such shareholder’s repurchased Shares, determined as of the Valuation Date (the “Initial Payment”). Such payment will be made within 65 days after the Repurchase Offer Acceptance Deadline. A second and final payment (the “Final Payment”) (which will not be credited for interest) will be made in an amount equal to the excess, if any, of (1) the value of the repurchased Shares, determined as of the Valuation Date, over (2) the Initial Payment. Unless the existence of changes in tax or other laws or regulations, delays in withdrawal proceeds from Portfolio Funds, or unusual market conditions result in a delay, the Final Payment will generally be made within 2 business days of the completion of the next annual audit of Shares by the Fund’s independent registered public accounting firm. Shareholders who tender only a portion of their Shares, and such Shares have been accepted for purchase by the Fund in a repurchase offer, will receive cash in an amount equal to 100% of the unaudited NAV of such shareholder’s repurchased Shares, within 65 days of the Repurchase Offer Acceptance. The escrow agent will make the Initial Payment and the Final Payment out of an escrow account created for such purpose. Any interest earned on the escrow account will be paid to the Fund. As of April 30, 2025, $1,190,525 was held in escrow and is included within “Cash held in escrow for shares tendered” on the Statement of Assets, Liabilities and Shareholders’ Capital.

Security Title [Text Block]		capital stock

[1]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.